Consolidated Statements of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net (loss) income	$ (1,435)	$ 1,516
Adjustments for the following items:
Depreciation	1,457	1,647
Finance costs (note 14)	560	705
Impairment charges (reversals) (note 10)	900	(212)
Income tax expense (note 12)	1,198	1,231
Loss on currency translation (note 9b)	136	72
Gain on sale of non-current assets/investments (note 9a)	(68)	(911)
Change in working capital (note 15)	(173)	(590)
Other operating activities (note 15)	(62)	(319)
Operating cash flows before interest and income taxes	2,513	3,139
Interest paid	(350)	(425)
Income taxes paid	(398)	(649)
Net cash provided by operating activities	1,765	2,065
INVESTING ACTIVITIES
Capital expenditures (note 5)	(1,400)	(1,396)
Sales proceeds	70	28
Divestitures (note 4)	0	990
Investment purchases	(159)	(7)
Net funds (invested) received from equity method investments	(5)	48
Net cash used in investing activities	(1,494)	(337)
FINANCING ACTIVITIES
Debt (note 25b), Proceeds	0	0
Debt (note 25b), Repayments	(687)	(1,533)
Dividends (note 31)	(125)	(125)
Funding from non-controlling interests (note 32)	24	13
Disbursements to non-controlling interests (note 32)	(108)	(139)
Debt extinguishment costs	(29)	(102)
Net cash used in financing activities	(925)	(1,886)
Effect of exchange rate changes on cash and equivalents	(9)	3
Net decrease in cash and equivalents	(663)	(155)
Cash and equivalents at beginning of year (note 25a)	2,234	2,389
Cash and equivalents at the end of year	$ 1,571	$ 2,234